Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Can-Fite BioPharma Ltd.
Entity Central Index Key	0001536196
Entity File Number	001-36203
Entity Incorporation, State or Country Code	L3
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	26 Ben Gurion Street
Entity Address, City or Town	Ramat Gan
Entity Address, Country	IL
Entity Address, Postal Zip Code	5257346
Entity Listings [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing 300 Ordinary Shares, no par value
Trading Symbol	CANF
Security Exchange Name	NYSEAMER
Entity Common Stock, Shares Outstanding	1,359,837,393
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Motti Farbstein
Contact Personnel Email Address	motti@canfite.co.il
Contact Personnel Fax Number	972 (3) 924-9378
Entity Address, Address Line One	26 Ben Gurion Street
Entity Address, City or Town	Ramat Gan
Entity Address, Country	IL
Entity Address, Postal Zip Code	5257346
Entity Phone Fax Numbers [Line Items]
City Area Code	972
Local Phone Number	(3) 924-1114